SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
29.	SUBSEQUENT EVENTS

Capital increase

On July 20, 2018, after all conditions precedent listed by the Plan for completion of the corporate documentation required to undertake the capital increase were either verified or waived, the Board of Directors approved the capital increase – Capitalization of claims, as a result of the calculation of the subscriptions of new common shares under the Company’s capital increase, through the capitalization of part of the Qualified Bondholders’ Unsecured Claims, as provided for by the JRP and approved at the Board of Directors’ meeting held on March 5, 2018. These shares were subscribed shareholders by the Company by exercising its right of first refusal and the holders of Qualified Bondholders’ Unsecured Claims, through the capitalization of their claims. The capitalization of the claims was completed on July 27, 2018, totaling R$10,600,097, corresponding to 1,514,299,603 new common shares, at the issue price of R$7.00 per share, disregarding the common shares represented by American Depositary Shares (“ADSs”), which were not issued. During the period for the exercise the right of first refusal, 68,263 common shares were subscribed at the price of R$7.00 per shares, totaling R$477,841. Because of the exercise of the right of first refusal by some of the Company’s shareholders, in cash, the number of shares to be subscribed by the Qualified Bondholders decreased by the corresponding amount and the amounts paid for the exercise of the right of first refusal and delivered to the Qualified Bondholders holders of capitalized claims, in accordance with the provisions of the Brazilian Corporate Law and the JRP. On the same Board of Directors’ meeting, the Directors ratified the issue of subscription warrants with an additional advantage for shares subject to the capital increase – Claim capitalization, and a total of 116,480,467 subscription warrants were issued, of which 5,197 were delivered to the shareholders that exercised their related rights of first refusal and the remaining to the Qualified Bondholders. Pursuant to Article 72 of the Bylaws and since there was a dilution of the Company’s shareholding base higher than 50% as a result of the capital increase – Claim capitalization, the vote restrictions provided for by said Article 72 of the Bylaws were extinct and immediately and irrevocably ceased to have any effectiveness on the exercise of voting rights by the Company’s shareholders.

On July 27, 2018, after the completion of the Capital Increase – Claim Capitalization, the Company recognized the additional accounting impacts of the transactions described above, with the consequent increase of profit by approximately R$16 billion, the increase in financial liabilities by approximately R$6 billion, the increase in equity as a result from the capital increase by approximately R$11 billion and the decrease of liabilities subject to compromise by approximately R$ 32 billion.

Board of Directors

On September 17, 2018, the general shareholders’ meeting of the Company ratified the election of the members of the New Board as indicated by Oi’s management. The New Board is composed of 11 members and no alternate members, all of whom are independent as defined in Oi’s by-laws. Each member of the New Board will serve a two-year term. The effectiveness of the installation of the members of the New Board was conditioned on the prior approval of ANATEL, which ANATEL conditionally granted on September 13, 2018 and confirmed on September 18, 2018.

On September 26, 2018, the Company announced to the market that the chairman of the New Board received a correspondence from Mr. Marcos Duarte Santos informing him that, for supervening personal and professional reasons, Mr. Santos will not take office as a member of the New Board.

30.     SUBSEQUENT EVENTS

Merger of Oi Internet with and into Oi Móvel

On March 1, 2018 Oi Internet was merged with and into Oi Móvel, both indirect subsidiaries of the Company, in compliance with the provisions of clauses 3.1.6 and 7.1 of JRP. In addition, the merger of the operations of Oi Internet and Oi Móvel, through the consolidation of the activities performed, will bring administrative, economic, and tax benefits, with a decrease of costs and the generation of synergy gains that will increase efficiency in the supply of services.

Conclusion of Memorandum of Understanding – Oi S.A. and Tim S.A.

On February 26, 2018, the Company entered into memorandum of understanding (MOU) with TIM Participações S.A. (“TIM”) which is another Telecom Company in Brazil. This memorandum begun a negotiation aimed at solving any existing disagreements and initiates a new infrastructure sharing planning cycle, in line with the partnerships that are already common practice in the Brazilian telecommunications market. This initiative strengthens a propositional and industrial collaboration environment within a context of healthy competition in the telecommunications industry.

Judicial Reorganization

On January 8, 2018, the Judicial Reorganization Court issued a decision that ratifies the JRP and grants the judicial reorganization to the Oi Companies. Said decision was published on February 5, 2018, initiating the period for the creditors of the RJ Debtors to elect one of the payment options to recover their claims, as provided for in the JRP, which ended on February 26, 2018, except for bondholders, whose deadline was extended to March 8, 2018, as decided by the Judicial Reorganization Court on February 26, 2018.